Loans (Tables)	12 Months Ended
Sep. 30, 2024
Loans
Schedule of loan portfolio disaggregated by location of booking office and product type

The loan portfolio is dis-aggregated by location of booking office and product type, as follows.

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Australia
Housing	503,271	485,474	503,270	485,466
Personal	10,174	11,289	10,174	11,288
Business	195,483	181,509	193,042	179,241
Total Australia	708,928	678,272	706,486	675,995
New Zealand
Housing	62,484	61,235	-	-
Personal	1,058	1,083	-	-
Business	31,055	31,008	306	369
Total New Zealand	94,597	93,326	306	369
Total other overseas	7,810	6,089	7,189	5,470
Gross loans	811,335	777,687	713,981	681,834
Provision for ECL on loans (refer to Note 10)	(4,568)	(4,433)	(3,938)	(3,813)
Total loans[a,b]	806,767	773,254	710,043	678,021

a.

Total net loans included securitised loans of $5,185 million (2023: $3,949 million) for the Group and $6,054 million (2023: $4,734 million) for the Parent Entity. The level of securitised loans excludes loans where Westpac is the holder of related debt securities.

b.	Total net loans included assets pledged for the covered bond programs of $42,228 million (2023: $43,029 million) for the Group and $36,825 million (2023: $36,300 million) for the Parent Entity.

Schedule of contractual maturity distribution of loans

The following table shows Westpac’s contractual maturity distribution of all loans as at 30 September 2024.

Consolidated		Over 1 year to	Over 5 years to
$m	Up to 1 year	5 years	15 years	Over 15 years	Total
Australia
Housing	5,272	1,007	21,536	475,456	503,271
Personal	6,385	3,074	715	-	10,174
Business	63,263	115,396	9,225	7,599	195,483
Total Australia	74,920	119,477	31,476	483,055	708,928
New Zealand
Housing	192	566	4,438	57,288	62,484
Personal	878	177	3	-	1,058
Business	19,762	11,215	77	1	31,055
Total New Zealand	20,832	11,958	4,518	57,289	94,597
Total other overseas	2,564	4,982	264	-	7,810
Total loans	98,316	136,417	36,258	540,344	811,335

Schedule of interest rate segmentation of loans maturing after one year

The following table shows Westpac’s interest rate segmentation of loans maturing after one year as at 30 September 2024.

	Loans at	Loans at
Consolidated	variable	fixed
$m	interest rates	interest rates	Total
Interest rate segmentation of loans maturing after one year
Australia
Housing	452,824	45,175	497,999
Personal	1,814	1,975	3,789
Business	127,540	4,680	132,220
Total Australia	582,178	51,830	634,008
New Zealand
Housing	6,571	55,721	62,292
Personal	179	1	180
Business	937	10,356	11,293
Total New Zealand	7,687	66,078	73,765
Total other overseas	4,860	386	5,246
Total loans maturing after one year	594,725	118,294	713,019